Quarterly Holdings Report
for

Fidelity® Small Cap Value Index Fund

September 30, 2020

SVI-QTLY-1120
1.9896350.101

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
COMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 0.6%
Alaska Communication Systems Group, Inc.	12,349	$24,698
ATN International, Inc.	2,377	119,183
Cincinnati Bell, Inc. (a)	7,850	117,750
Consolidated Communications Holdings, Inc. (a)	14,924	84,918
IDT Corp. Class B (a)	1,261	8,297
Iridium Communications, Inc. (a)	9,475	242,371
Liberty Latin America Ltd.:
Class A (a)	12,719	104,932
Class C (a)(b)	40,473	329,450
ORBCOMM, Inc. (a)	14,798	50,313
Vonage Holdings Corp. (a)	23,012	235,413
		1,317,325
Entertainment - 0.4%
AMC Entertainment Holdings, Inc. Class A (b)	11,767	55,423
Cinemark Holdings, Inc. (b)	24,353	243,530
Eros International PLC (a)(b)	34,203	75,589
Gaia, Inc. Class A (a)	2,789	27,416
IMAX Corp. (a)	11,252	134,574
LiveXLive Media, Inc. (a)(b)	9,193	23,856
Marcus Corp.	5,151	39,817
Rosetta Stone, Inc. (a)	4,822	144,564
		744,769
Interactive Media & Services - 0.3%
Cars.com, Inc. (a)	15,209	122,889
DHI Group, Inc. (a)	10,876	24,580
Liberty TripAdvisor Holdings, Inc. (a)	15,989	27,661
QuinStreet, Inc. (a)	7,369	116,725
TrueCar, Inc. (a)	24,373	121,865
Yelp, Inc. (a)	13,166	264,505
		678,225
Media - 1.1%
AMC Networks, Inc. Class A (a)(b)	5,235	129,357
Boston Omaha Corp. (a)	3,005	48,080
Central European Media Enterprises Ltd. Class A (a)	10,530	44,121
comScore, Inc. (a)	13,276	27,083
Daily Journal Corp. (a)	53	12,826
E.W. Scripps Co. Class A	12,837	146,855
Emerald Expositions Events, Inc.	5,166	10,539
Entercom Communications Corp. Class A	27,046	43,544
Entravision Communication Corp. Class A	12,288	18,678
Fluent, Inc. (a)	9,367	23,230
Gannett Co., Inc. (b)	30,318	39,413
Gray Television, Inc. (a)	13,787	189,847
Hemisphere Media Group, Inc. (a)	3,572	31,041
iHeartMedia, Inc. (a)(b)	13,504	109,652
Liberty Media Corp.:
Liberty Braves Class A (a)	298	6,222
Liberty Braves Class C (a)	3,852	80,931
Loral Space & Communications Ltd.	2,223	40,681
Meredith Corp.	4,467	58,607
MSG Network, Inc. Class A (a)(b)	8,847	84,666
National CineMedia, Inc.	14,224	38,618
Saga Communications, Inc. Class A	774	15,387
Scholastic Corp.	6,416	134,672
Sinclair Broadcast Group, Inc. Class A (b)	9,997	192,242
Tegna, Inc.	49,966	587,101
Tribune Publishing Co.	3,462	40,367
WideOpenWest, Inc. (a)	5,730	29,739
		2,183,499
Wireless Telecommunication Services - 0.0%
Gogo, Inc. (a)(b)	669	6,182
Spok Holdings, Inc.	3,725	35,425
		41,607

TOTAL COMMUNICATION SERVICES		4,965,425

CONSUMER DISCRETIONARY - 13.2%
Auto Components - 1.4%
Adient PLC (a)	20,051	347,484
American Axle & Manufacturing Holdings, Inc. (a)	25,656	148,035
Cooper Tire & Rubber Co.	11,469	363,567
Cooper-Standard Holding, Inc. (a)	3,787	50,026
Dana, Inc.	32,928	405,673
Modine Manufacturing Co. (a)	11,025	68,906
Motorcar Parts of America, Inc. (a)	3,693	57,463
Standard Motor Products, Inc.	4,040	180,386
Stoneridge, Inc. (a)	5,719	105,058
Tenneco, Inc. (a)	11,504	79,838
The Goodyear Tire & Rubber Co.	52,512	402,767
Workhorse Group, Inc. (a)(b)	21,514	543,874
		2,753,077
Distributors - 0.0%
Core-Mark Holding Co., Inc.	676	19,557
Funko, Inc. (a)(b)	5,391	31,214
Weyco Group, Inc.	1,233	19,938
		70,709
Diversified Consumer Services - 0.8%
Adtalem Global Education, Inc. (a)	11,909	292,247
American Public Education, Inc. (a)	3,278	92,407
Carriage Services, Inc.	3,747	83,596
Collectors Universe, Inc.	223	11,036
Franchise Group, Inc.	4,482	113,664
Houghton Mifflin Harcourt Co. (a)	24,489	42,366
K12, Inc. (a)	9,167	241,459
Laureate Education, Inc. Class A (a)	24,500	325,360
OneSpaWorld Holdings Ltd. (b)	10,266	66,729
Regis Corp. (a)(b)	5,184	31,830
Universal Technical Institute, Inc. (a)	761	3,866
Vivint Smart Home, Inc. Class A (a)(b)	13,083	223,458
Weight Watchers International, Inc. (a)	8,165	154,074
		1,682,092
Hotels, Restaurants & Leisure - 3.1%
BFC Financial Corp. Class A	2,872	38,456
Biglari Holdings, Inc. (a)	34	16,585
Biglari Holdings, Inc. (a)	107	9,524
BJ's Restaurants, Inc.	5,060	148,966
Bluegreen Vacations Corp. (b)	1,201	5,885
Boyd Gaming Corp.	18,551	569,330
Brinker International, Inc.	3,446	147,213
Caesars Entertainment, Inc. (a)	13,102	734,498
Carrols Restaurant Group, Inc. (a)	8,033	51,813
Century Casinos, Inc. (a)	6,408	35,116
Chuy's Holdings, Inc. (a)	4,448	87,092
Cracker Barrel Old Country Store, Inc.	3,107	356,249
Dave & Buster's Entertainment, Inc. (b)	6,436	97,570
Del Taco Restaurants, Inc. (a)	6,921	56,752
Denny's Corp. (a)	4,944	49,440
Dine Brands Global, Inc.	3,326	181,566
El Pollo Loco Holdings, Inc. (a)(b)	3,974	64,379
Everi Holdings, Inc. (a)	12,143	100,180
Fiesta Restaurant Group, Inc. (a)	4,154	38,923
GAN Ltd. (b)	416	7,030
Golden Entertainment, Inc. (a)	2,345	32,431
International Game Technology PLC	22,700	252,651
Jack in the Box, Inc.	4,587	363,795
Kura Sushi U.S.A., Inc. Class A (a)(b)	769	10,074
Marriott Vacations Worldwide Corp.	8,037	729,840
Monarch Casino & Resort, Inc. (a)	862	38,445
Nathan's Famous, Inc.	628	32,185
Noodles & Co. (a)	3,713	25,508
Papa John's International, Inc.	1,126	92,647
Penn National Gaming, Inc. (a)	17,281	1,256,329
PlayAGS, Inc. (a)	4,551	16,111
RCI Hospitality Holdings, Inc.	1,982	40,433
Red Robin Gourmet Burgers, Inc. (a)(b)	3,549	46,705
Red Rock Resorts, Inc.	3,683	62,979
Scientific Games Corp. Class A (a)	3,694	128,958
SeaWorld Entertainment, Inc. (a)	6,500	128,180
Target Hospitality Corp. (a)	7,043	8,592
The Cheesecake Factory, Inc. (b)	9,683	268,606
		6,331,036
Household Durables - 2.4%
Beazer Homes U.S.A., Inc. (a)	6,365	84,018
Casper Sleep, Inc.	4,589	32,995
Century Communities, Inc. (a)	6,734	285,050
Ethan Allen Interiors, Inc.	5,077	68,743
GoPro, Inc. Class A (a)	3,397	15,388
Green Brick Partners, Inc. (a)	5,504	88,614
Hamilton Beach Brands Holding Co. Class A	1,018	19,800
Hooker Furniture Corp.	2,515	64,962
KB Home	17,214	660,845
La-Z-Boy, Inc.	10,202	322,689
Legacy Housing Corp. (a)	1,328	18,167
Lifetime Brands, Inc.	2,706	25,572
M.D.C. Holdings, Inc.	11,659	549,139
M/I Homes, Inc. (a)	6,406	294,996
Meritage Homes Corp. (a)	8,057	889,412
Taylor Morrison Home Corp. (a)	25,965	638,479
TRI Pointe Homes, Inc. (a)	29,646	537,778
Tupperware Brands Corp.	11,195	225,691
Turtle Beach Corp. (a)	3,168	57,658
Universal Electronics, Inc. (a)	385	14,530
VOXX International Corp. (a)	4,342	33,390
		4,927,916
Internet & Direct Marketing Retail - 0.3%
Duluth Holdings, Inc. (a)	2,467	30,147
Groupon, Inc. (a)	5,330	108,732
Lands' End, Inc. (a)(b)	2,732	35,598
Liquidity Services, Inc. (a)	6,268	46,759
Overstock.com, Inc. (a)	1,772	128,736
Quotient Technology, Inc. (a)	8,708	64,265
Stitch Fix, Inc. (a)(b)	1,985	53,853
The Rubicon Project, Inc. (a)(b)	10,647	73,943
U.S. Auto Parts Network, Inc. (a)(b)	476	5,146
		547,179
Leisure Products - 0.7%
Acushnet Holdings Corp.	6,011	202,030
American Outdoor Brands, Inc. (a)	3,182	41,461
Callaway Golf Co.	21,321	408,084
Clarus Corp.	5,159	72,845
Escalade, Inc.	2,431	44,463
Johnson Outdoors, Inc. Class A	618	50,608
Nautilus, Inc. (a)	6,793	116,568
Smith & Wesson Brands, Inc.	12,474	193,596
Sturm, Ruger & Co., Inc. (b)	490	29,968
Vista Outdoor, Inc. (a)	13,370	269,807
		1,429,430
Multiline Retail - 0.4%
Big Lots, Inc.	8,260	368,396
Dillard's, Inc. Class A	1,674	61,134
Macy's, Inc. (b)	71,109	405,321
		834,851
Specialty Retail - 3.4%
Aaron's, Inc. Class A	13,406	759,450
Abercrombie & Fitch Co. Class A	14,099	196,399
America's Car Mart, Inc. (a)	364	30,896
American Eagle Outfitters, Inc. (b)	34,389	509,301
Asbury Automotive Group, Inc. (a)	2,674	260,581
At Home Group, Inc. (a)	12,219	181,574
Bed Bath & Beyond, Inc. (b)	28,917	433,177
Boot Barn Holdings, Inc. (a)(b)	578	16,265
Caleres, Inc.	8,289	79,243
Chico's FAS, Inc.	25,463	24,763
Citi Trends, Inc.	2,274	56,805
Conn's, Inc. (a)	4,010	42,426
DGSE Companies, Inc. (a)	673	2,887
DSW, Inc. Class A	13,863	75,276
Express, Inc. (a)(b)	13,789	8,411
GameStop Corp. Class A (a)(b)	13,076	133,375
Genesco, Inc. (a)	3,177	68,433
Group 1 Automotive, Inc.	3,974	351,262
Guess?, Inc. (b)	9,614	111,715
Haverty Furniture Companies, Inc.	3,791	79,384
Hibbett Sports, Inc. (a)(b)	3,801	149,075
Hudson Ltd. (a)	8,920	67,792
Lithia Motors, Inc. Class A (sub. vtg.)	2,609	594,695
Lumber Liquidators Holdings, Inc. (a)	5,709	125,883
MarineMax, Inc. (a)	4,762	122,241
Michaels Companies, Inc. (a)(b)	16,915	163,314
Monro, Inc.	3,806	154,409
National Vision Holdings, Inc. (a)	3,183	121,718
Rent-A-Center, Inc.	1,289	38,528
Sally Beauty Holdings, Inc. (a)	25,662	223,003
Shoe Carnival, Inc.	2,099	70,484
Signet Jewelers Ltd. (b)	11,896	222,455
Sleep Number Corp. (a)	3,791	185,418
Sonic Automotive, Inc. Class A (sub. vtg.)	5,463	219,394
The Buckle, Inc.	6,617	134,921
The Cato Corp. Class A (sub. vtg.)	4,505	35,229
The Children's Place Retail Stores, Inc. (b)	912	25,855
The Container Store Group, Inc. (a)(b)	4,501	27,951
The ODP Corp.	11,817	229,841
Tilly's, Inc.	4,873	29,384
Urban Outfitters, Inc. (a)	15,719	327,112
Winmark Corp.	480	82,646
Zumiez, Inc. (a)	4,798	133,480
		6,906,451
Textiles, Apparel & Luxury Goods - 0.7%
Fossil Group, Inc. (a)(b)	10,557	60,597
G-III Apparel Group Ltd. (a)	9,994	131,021
Kontoor Brands, Inc.	11,687	282,825
Lakeland Industries, Inc. (a)(b)	1,826	36,155
Movado Group, Inc.	3,588	35,665
Oxford Industries, Inc.	3,698	149,251
Rocky Brands, Inc.	1,575	39,107
Steven Madden Ltd.	10,405	202,898
Superior Group of Companies, Inc.	2,064	47,947
Unifi, Inc. (a)	3,079	39,534
Vera Bradley, Inc. (a)	4,707	28,760
Wolverine World Wide, Inc.	18,161	469,280
		1,523,040

TOTAL CONSUMER DISCRETIONARY		27,005,781

CONSUMER STAPLES - 3.6%
Beverages - 0.3%
Cott Corp.	35,680	506,656
Craft Brew Alliance, Inc. (a)	2,572	42,438
MGP Ingredients, Inc.	720	28,613
Newage, Inc. (a)(b)	12,260	21,210
		598,917
Food & Staples Retailing - 1.1%
Andersons, Inc.	7,044	135,033
Chefs' Warehouse Holdings (a)	6,887	100,137
HF Foods Group, Inc. (a)(b)	8,186	54,109
Ingles Markets, Inc. Class A	3,198	121,652
Natural Grocers by Vitamin Cottage, Inc.	832	8,204
Performance Food Group Co. (a)	29,869	1,034,065
PriceSmart, Inc.	4,861	323,013
Rite Aid Corp. (a)(b)	12,509	118,710
SpartanNash Co.	8,139	133,073
United Natural Foods, Inc. (a)	12,475	185,503
Village Super Market, Inc. Class A	1,837	45,209
Weis Markets, Inc. (b)	2,150	103,200
		2,361,908
Food Products - 1.5%
Alico, Inc.	1,154	33,027
B&G Foods, Inc. Class A	1,804	50,097
Bridgford Foods Corp. (a)	121	2,216
Cal-Maine Foods, Inc. (a)	4,682	179,648
Darling Ingredients, Inc. (a)	36,748	1,324,020
Farmer Brothers Co. (a)	3,555	15,713
Fresh Del Monte Produce, Inc.	6,999	160,417
Hostess Brands, Inc. Class A (a)	15,332	189,044
J&J Snack Foods Corp.	2,498	325,714
Landec Corp. (a)	5,930	57,640
Limoneira Co.	2,776	39,697
Sanderson Farms, Inc.	1,023	120,683
Seneca Foods Corp. Class A (a)	1,474	52,666
The Simply Good Foods Co. (a)	19,493	429,821
Tootsie Roll Industries, Inc.	545	16,841
Vital Farms, Inc. (a)	1,345	54,513
		3,051,757
Household Products - 0.2%
Central Garden & Pet Co. (a)	3,872	154,609
Central Garden & Pet Co. Class A (non-vtg.) (a)	3,755	135,706
Oil-Dri Corp. of America	1,144	40,921
WD-40 Co.	206	38,998
		370,234
Personal Products - 0.3%
BellRing Brands, Inc. Class A (a)	9,045	187,593
Edgewell Personal Care Co. (a)	12,399	345,684
Nature's Sunshine Products, Inc. (a)	1,938	22,423
Revlon, Inc. (a)(b)	1,504	9,505
		565,205
Tobacco - 0.2%
Universal Corp.	5,486	229,754
Vector Group Ltd.	28,181	273,074
		502,828

TOTAL CONSUMER STAPLES		7,450,849

ENERGY - 3.9%
Energy Equipment & Services - 1.1%
Archrock, Inc.	29,878	160,744
Aspen Aerogels, Inc. (a)	4,319	47,293
Bristow Group, Inc. (a)	1,553	33,001
Cactus, Inc.	5,840	112,070
Championx Corp. (a)	42,419	338,928
DMC Global, Inc. (b)	1,839	60,577
Dril-Quip, Inc. (a)	7,953	196,916
Exterran Corp. (a)	5,765	23,982
Frank's International NV (a)	35,087	54,034
Helix Energy Solutions Group, Inc. (a)	32,298	77,838
Liberty Oilfield Services, Inc. Class A	14,850	118,652
Matrix Service Co. (a)	5,905	49,307
Nabors Industries Ltd. (b)	1,618	39,544
Newpark Resources, Inc. (a)	19,444	20,416
Nextier Oilfield Solutions, Inc. (a)	36,567	67,649
Oceaneering International, Inc. (a)	22,364	78,721
Oil States International, Inc. (a)	13,721	37,458
Patterson-UTI Energy, Inc.	41,400	117,990
ProPetro Holding Corp. (a)	18,071	73,368
RPC, Inc. (a)(b)	12,472	32,926
SEACOR Holdings, Inc. (a)	4,342	126,265
Select Energy Services, Inc. Class A (a)	13,307	51,099
Solaris Oilfield Infrastructure, Inc. Class A	6,565	41,622
Tidewater, Inc. (a)	9,170	61,531
Transocean Ltd. (United States) (a)(b)	133,062	107,368
U.S. Silica Holdings, Inc.	16,699	50,097
		2,179,396
Oil, Gas & Consumable Fuels - 2.8%
Adams Resources & Energy, Inc.	531	10,567
Antero Resources Corp. (a)(b)	55,261	151,968
Arch Resources, Inc.	3,459	146,938
Ardmore Shipping Corp.	6,399	22,780
Berry Petroleum Corp.	15,485	49,087
Bonanza Creek Energy, Inc. (a)	4,269	80,257
Brigham Minerals, Inc. Class A	8,224	73,358
Clean Energy Fuels Corp. (a)	29,547	73,277
CNX Resources Corp. (a)(b)	50,748	479,061
Comstock Resources, Inc. (a)	5,746	25,167
CONSOL Energy, Inc. (a)(b)	5,673	25,131
Contango Oil & Gas Co. (a)(b)	17,173	23,012
CVR Energy, Inc.	6,597	81,671
Delek U.S. Holdings, Inc.	14,209	158,146
DHT Holdings, Inc.	25,526	131,714
Diamond S Shipping, Inc. (a)	6,461	44,387
Dorian LPG Ltd. (a)	7,320	58,633
Earthstone Energy, Inc. (a)	5,688	14,732
Energy Fuels, Inc. (a)	28,516	47,543
Evolution Petroleum Corp.	6,307	14,128
Falcon Minerals Corp.	8,413	20,528
Frontline Ltd. (NY Shares) (b)	26,791	174,142
Golar LNG Ltd. (a)	20,865	126,338
Goodrich Petroleum Corp. (a)	1,074	8,259
Green Plains, Inc. (a)	7,818	121,023
Gulfport Energy Corp. (a)	35,495	18,709
International Seaways, Inc.	5,414	79,099
Kosmos Energy Ltd.	90,743	88,529
Magnolia Oil & Gas Corp. Class A (a)	2,842	14,693
Matador Resources Co. (a)(b)	25,094	207,276
Montage Resources Corp. (a)	4,979	21,858
NACCO Industries, Inc. Class A	748	13,621
National Energy Services Reunited Corp. (a)	4,715	30,082
Nextdecade Corp. (a)(b)	4,175	12,442
Nordic American Tanker Shipping Ltd. (b)	33,000	115,170
Overseas Shipholding Group, Inc. (a)	14,079	30,129
Ovintiv, Inc. (b)	59,715	487,274
Par Pacific Holdings, Inc. (a)	9,183	62,169
PBF Energy, Inc. Class A (b)	21,707	123,513
PDC Energy, Inc. (a)	22,784	282,408
Peabody Energy Corp.	14,403	33,127
Penn Virginia Corp. (a)(b)	3,201	31,530
PrimeEnergy Corp. (a)	127	8,407
Range Resources Corp.	48,970	324,181
Renewable Energy Group, Inc. (a)	8,759	467,906
Rex American Resources Corp. (a)	1,248	81,881
Scorpio Tankers, Inc. (b)	11,662	129,098
Ship Finance International Ltd. (NY Shares)	21,884	163,911
SM Energy Co.	26,331	41,866
Southwestern Energy Co. (a)	137,010	321,974
Talos Energy, Inc. (a)(b)	2,925	18,866
Tellurian, Inc. (a)(b)	36,989	29,473
Uranium Energy Corp. (a)(b)	26,141	26,057
W&T Offshore, Inc. (a)(b)	21,812	39,262
Whiting Petroleum Corp. (a)	316	5,464
Whiting Petroleum Corp.:
warrants 9/1/24 (a)	810	1,985
warrants 9/1/25 (a)	405	952
World Fuel Services Corp.	14,238	301,703
		5,776,462

TOTAL ENERGY		7,955,858

FINANCIALS - 26.4%
Banks - 14.1%
1st Constitution Bancorp	2,034	24,205
1st Source Corp.	3,744	115,465
ACNB Corp.	1,928	40,102
Allegiance Bancshares, Inc.	4,340	101,426
Amalgamated Bank	3,005	31,793
American National Bankshares, Inc.	2,345	49,057
Ameris Bancorp	15,232	346,985
Ames National Corp.	1,944	32,834
Arrow Financial Corp.	3,120	78,281
Atlantic Capital Bancshares, Inc. (a)	4,716	53,527
Auburn National Bancorp., Inc.	523	18,964
Banc of California, Inc.	10,097	102,182
BancFirst Corp.	4,305	175,816
Bancorp, Inc., Delaware (a)	11,964	103,369
BancorpSouth Bank	22,586	437,717
Bank First National Corp.	129	7,572
Bank of Commerce Holdings	3,617	25,210
Bank of Marin Bancorp	2,986	86,475
Bank7 Corp.	227	2,134
BankFinancial Corp.	2,929	21,147
BankUnited, Inc.	20,913	458,204
Bankwell Financial Group, Inc.	1,402	19,838
Banner Corp.	7,936	256,015
Bar Harbor Bankshares	3,427	70,425
BayCom Corp. (a)	2,003	20,631
BCB Bancorp, Inc.	3,116	24,928
Berkshire Hills Bancorp, Inc.	10,087	101,980
Boston Private Financial Holdings, Inc.	18,460	101,899
Bridge Bancorp, Inc.	3,745	65,275
Brookline Bancorp, Inc., Delaware	17,537	151,607
Bryn Mawr Bank Corp.	4,485	111,542
Business First Bancshares, Inc.	4,479	67,185
Byline Bancorp, Inc.	5,408	61,002
C & F Financial Corp.	760	22,572
Cadence Bancorp Class A	27,989	240,426
California Bancorp, Inc. (a)	1,609	18,230
Cambridge Bancorp	1,148	61,028
Camden National Corp.	3,339	100,921
Capital Bancorp, Inc. (a)	1,910	18,069
Capital City Bank Group, Inc.	3,033	56,990
Capstar Financial Holdings, Inc.	3,810	37,376
Carter Bank & Trust	5,096	33,888
Cathay General Bancorp	17,278	374,587
CB Financial Services, Inc.	1,096	20,912
CBTX, Inc.	3,932	64,249
Central Pacific Financial Corp.	6,125	83,116
Central Valley Community Bancorp	2,330	28,776
Century Bancorp, Inc. Class A (non-vtg.)	550	36,157
Chemung Financial Corp.	800	23,096
ChoiceOne Financial Services, Inc.	1,721	44,780
CIT Group, Inc.	22,367	396,120
Citizens & Northern Corp.	2,953	47,957
Citizens Holding Co.	1,044	23,406
City Holding Co.	3,632	209,240
Civista Bancshares, Inc.	3,528	44,171
CNB Financial Corp., Pennsylvania	3,239	48,164
Coastal Financial Corp. of Washington (a)	1,880	23,030
Codorus Valley Bancorp, Inc.	2,065	27,052
Colony Bankcorp, Inc.	1,808	19,436
Columbia Banking Systems, Inc.	16,391	390,925
Community Bank System, Inc.	12,094	658,639
Community Bankers Trust Corp.	4,836	24,567
Community Financial Corp.	1,151	24,574
Community Trust Bancorp, Inc.	3,441	97,243
ConnectOne Bancorp, Inc.	8,381	117,921
County Bancorp, Inc.	1,037	19,496
CrossFirst Bankshares, Inc. (a)	10,844	94,234
Customers Bancorp, Inc. (a)	5,919	66,293
CVB Financial Corp.	29,558	491,550
Eagle Bancorp Montana, Inc.	1,474	25,972
Eagle Bancorp, Inc.	7,221	193,451
Enterprise Bancorp, Inc.	2,002	42,082
Enterprise Financial Services Corp.	5,569	151,867
Equity Bancshares, Inc. (a)	3,369	52,220
Esquire Financial Holdings, Inc. (a)	1,206	18,090
Evans Bancorp, Inc.	1,052	23,407
Farmers & Merchants Bancorp, Inc.	2,345	46,923
Farmers National Banc Corp.	6,109	66,710
FB Financial Corp.	7,162	179,909
Fidelity D & D Bancorp, Inc.	873	42,524
Financial Institutions, Inc.	3,556	54,762
First Bancorp, North Carolina	6,508	136,212
First Bancorp, Puerto Rico	48,967	255,608
First Bancshares, Inc.	4,790	100,446
First Bank Hamilton New Jersey	3,699	22,934
First Busey Corp.	11,615	184,562
First Business Finance Services, Inc.	1,765	25,222
First Capital, Inc.	731	40,973
First Choice Bancorp	2,307	30,660
First Commonwealth Financial Corp.	22,320	172,757
First Community Bankshares, In	3,831	69,150
First Community Corp.	1,595	21,740
First Financial Bancorp, Ohio	22,107	265,395
First Financial Corp., Indiana	3,056	95,958
First Foundation, Inc.	6,998	91,464
First Guaranty Bancshares, Inc.	807	9,773
First Internet Bancorp	2,102	30,962
First Interstate Bancsystem, Inc.	9,604	305,887
First Merchants Corp.	12,340	285,794
First Mid-Illinois Bancshares, Inc.	3,286	81,986
First Midwest Bancorp, Inc., Delaware	25,836	278,512
First Northwest Bancorp	2,043	20,226
First of Long Island Corp.	5,080	75,235
First Savings Financial Group, Inc.	407	22,116
First United Corp.	1,405	16,453
First Western Financial, Inc. (a)	1,371	17,754
Flushing Financial Corp.	5,978	62,889
FNCM Bancorp, Inc.	3,895	20,721
Franklin Financial Services Corp.	946	20,225
Fulton Financial Corp.	35,979	335,684
FVCBankcorp, Inc. (a)	2,591	25,910
German American Bancorp, Inc.	5,731	155,539
Glacier Bancorp, Inc.	19,580	627,539
Great Southern Bancorp, Inc.	2,430	88,015
Great Western Bancorp, Inc.	12,494	155,550
Guaranty Bancshares, Inc. Texas	1,585	39,451
Hancock Whitney Corp.	19,580	368,300
Hanmi Financial Corp.	6,215	51,025
HarborOne Bancorp, Inc.	12,265	98,979
Hawthorn Bancshares, Inc.	1,311	24,830
HBT Financial, Inc.	2,047	22,967
Heartland Financial U.S.A., Inc.	7,886	236,541
Heritage Commerce Corp.	13,150	87,513
Heritage Financial Corp., Washington	8,282	152,306
Hilltop Holdings, Inc.	16,412	337,759
Home Bancshares, Inc.	34,970	530,145
HomeTrust Bancshares, Inc.	3,442	46,742
Hope Bancorp, Inc.	26,475	200,813
Horizon Bancorp, Inc. Indiana	9,701	97,883
Howard Bancorp, Inc. (a)	2,850	25,593
Independent Bank Corp.	5,032	63,252
Independent Bank Corp., Massachusetts	7,012	367,289
Independent Bank Group, Inc.	8,509	375,928
International Bancshares Corp.	12,172	317,202
Investar Holding Corp.	2,260	28,973
Investors Bancorp, Inc.	37,575	272,795
Lakeland Bancorp, Inc.	10,986	109,311
Lakeland Financial Corp.	5,368	221,162
Landmark Bancorp, Inc.	888	18,959
LCNB Corp.	2,716	37,073
Level One Bancorp, Inc.	1,179	18,392
Limestone Bancorp, Inc. (a)	1,124	11,824
Live Oak Bancshares, Inc.	6,493	164,468
Macatawa Bank Corp.	5,632	36,777
Mackinac Financial Corp.	2,091	20,178
Mainstreet Bancshares, Inc. (a)	1,653	20,233
Mercantil Bank Holding Corp. Class A (a)	5,094	47,425
Mercantile Bank Corp.	3,594	64,764
Meridian Bank/Malvern, PA	999	16,114
Metrocity Bankshares, Inc.	3,979	52,403
Metropolitan Bank Holding Corp. (a)	1,607	44,996
Mid Penn Bancorp, Inc.	1,603	27,748
Middlefield Banc Corp.	1,339	25,843
Midland States Bancorp, Inc.	4,835	62,130
MidWestOne Financial Group, Inc.	3,225	57,631
MVB Financial Corp.	2,196	35,070
National Bank Holdings Corp.	5,259	138,049
National Bankshares, Inc.	1,390	35,209
NBT Bancorp, Inc.	9,695	260,020
Nicolet Bankshares, Inc. (a)	2,145	117,138
Northeast Bank	1,619	29,790
Northrim Bancorp, Inc.	1,381	35,202
Norwood Financial Corp.	1,318	32,054
Oak Valley Bancorp Oakdale California	1,615	18,508
OceanFirst Financial Corp.	13,592	186,074
OFG Bancorp	11,566	144,112
Ohio Valley Banc Corp.	990	20,453
Old National Bancorp, Indiana	37,319	468,727
Old Second Bancorp, Inc.	6,598	49,452
Origin Bancorp, Inc.	4,987	106,522
Orrstown Financial Services, Inc.	2,447	31,322
Pacific City Financial Corp.	2,671	23,478
Pacific Premier Bancorp, Inc.	18,364	369,851
Park National Corp.	3,300	270,468
Parke Bancorp, Inc.	2,359	28,166
Partners Bancorp	2,178	12,262
Peapack-Gladstone Financial Corp.	4,143	62,766
Penns Woods Bancorp, Inc.	1,502	29,815
People's Utah Bancorp	3,429	68,991
Peoples Bancorp of North Carolina	1,013	15,631
Peoples Bancorp, Inc.	4,116	78,574
Peoples Financial Services Corp.	1,596	55,477
Plumas Bancorp	1,119	22,022
Preferred Bank, Los Angeles	3,182	102,206
Premier Financial Bancorp, Inc.	2,891	31,223
Professional Holdings Corp. (A Shares)	2,634	35,322
QCR Holdings, Inc.	3,411	93,496
RBB Bancorp	3,734	42,344
Red River Bancshares, Inc.	1,143	49,149
Reliant Bancorp, Inc.	3,214	46,603
Renasant Corp.	12,411	281,978
Republic Bancorp, Inc., Kentucky Class A	2,164	60,938
Republic First Bancorp, Inc. (a)	9,458	18,727
Richmond Mutual Bancorp., Inc.	2,424	25,646
S&T Bancorp, Inc.	8,752	154,823
Salisbury Bancorp, Inc.	564	17,828
Sandy Spring Bancorp, Inc.	10,517	242,732
SB Financial Group, Inc.	1,535	20,707
Seacoast Banking Corp., Florida (a)	11,866	213,944
Select Bancorp, Inc. New (a)	3,534	25,409
ServisFirst Bancshares, Inc.	2,962	100,797
Shore Bancshares, Inc.	2,751	30,206
Sierra Bancorp	3,144	52,788
Silvergate Capital Corp. (a)	3,641	52,430
Simmons First National Corp. Class A	24,699	391,603
SmartFinancial, Inc.	3,226	43,841
South Plains Financial, Inc.	2,322	28,816
South State Corp.	15,974	769,148
Southern First Bancshares, Inc. (a)	1,651	39,872
Southern National Bancorp of Virginia, Inc.	4,730	41,056
Southside Bancshares, Inc.	7,183	175,481
Spirit of Texas Bancshares, Inc.	3,059	34,138
Stock Yards Bancorp, Inc.	4,117	140,143
Summit Financial Group, Inc.	2,486	36,818
Texas Capital Bancshares, Inc. (a)	11,529	358,898
The Bank of NT Butterfield & Son Ltd.	11,640	259,339
The Bank of Princeton	1,268	23,040
The First Bancorp, Inc.	2,252	47,472
Tompkins Financial Corp.	3,283	186,507
TowneBank	15,110	247,804
Trico Bancshares	6,091	149,169
TriState Capital Holdings, Inc. (a)	6,254	82,803
Triumph Bancorp, Inc. (a)	5,231	162,893
Trustmark Corp.	14,318	306,548
UMB Financial Corp.	9,952	487,748
Union Bankshares Corp.	17,798	380,343
United Bankshares, Inc., West Virginia	28,201	605,475
United Community Bank, Inc.	17,863	302,421
United Security Bancshares, California	3,154	19,271
Unity Bancorp, Inc.	1,730	20,033
Univest Corp. of Pennsylvania	6,532	93,865
Valley National Bancorp	90,792	621,925
Veritex Holdings, Inc.	11,146	189,816
Washington Trust Bancorp, Inc.	3,888	119,206
WesBanco, Inc.	14,809	316,320
West Bancorp., Inc.	3,034	48,059
Westamerica Bancorp.	5,183	281,696
		28,761,534
Capital Markets - 1.6%
Artisan Partners Asset Management, Inc.	7,392	288,214
Assetmark Financial Holdings, Inc. (a)	2,093	45,502
Associated Capital Group, Inc.	397	14,344
B. Riley Financial, Inc.	4,441	111,291
BGC Partners, Inc. Class A	68,511	164,426
Blucora, Inc. (a)	10,949	103,140
Cowen Group, Inc. Class A	4,018	65,373
Diamond Hill Investment Group, Inc.	694	87,666
Donnelley Financial Solutions, Inc. (a)	6,850	91,516
Federated Hermes, Inc. Class B (non-vtg.)	15,584	335,212
GAMCO Investors, Inc. Class A	56	648
INTL FCStone, Inc. (a)	3,461	177,065
Och-Ziff Capital Management Group LLC Class A	4,222	49,566
Oppenheimer Holdings, Inc. Class A (non-vtg.)	2,207	49,260
Piper Jaffray Companies	4,004	292,292
Safeguard Scientifics, Inc.	4,764	26,107
Silvercrest Asset Management Group Class A	1,055	11,035
Stifel Financial Corp.	15,186	767,804
Value Line, Inc.	27	667
Virtus Investment Partners, Inc.	1,539	213,382
Waddell & Reed Financial, Inc. Class A	14,646	217,493
Westwood Holdings Group, Inc.	1,590	17,713
WisdomTree Investments, Inc.	31,667	101,334
		3,231,050
Consumer Finance - 1.1%
Encore Capital Group, Inc. (a)	7,135	275,340
Enova International, Inc. (a)	6,752	110,665
EZCORP, Inc. (non-vtg.) Class A (a)	10,901	54,832
Green Dot Corp. Class A (a)	10,655	539,250
LendingClub Corp. (a)	15,897	74,875
Navient Corp.	43,263	365,572
Nelnet, Inc. Class A	3,896	234,734
Oportun Financial Corp. (a)	4,431	52,241
PRA Group, Inc. (a)	10,315	412,084
Regional Management Corp. (a)	1,883	31,371
World Acceptance Corp. (a)(b)	1,076	113,572
		2,264,536
Diversified Financial Services - 0.5%
A-Mark Precious Metals, Inc.	1,155	38,947
Alerus Financial Corp.	3,395	66,542
Banco Latinoamericano de Comercio Exterior SA Series E	6,854	83,276
Cannae Holdings, Inc. (a)	19,683	733,389
Marlin Business Services Corp.	1,848	13,028
Rafael Holdings, Inc. (a)	2,010	31,155
SWK Holdings Corp. (a)	806	11,284
		977,621
Insurance - 3.1%
AMBAC Financial Group, Inc. (a)	10,153	129,654
American Equity Investment Life Holding Co.	20,687	454,907
Amerisafe, Inc.	4,388	251,696
Argo Group International Holdings, Ltd.	7,363	253,508
Citizens, Inc. Class A (a)(b)	11,126	61,638
CNO Financial Group, Inc.	32,165	515,927
Crawford & Co. Class A	3,223	21,078
Donegal Group, Inc. Class A	2,540	35,738
Employers Holdings, Inc.	6,492	196,383
Enstar Group Ltd. (a)	2,744	443,156
FBL Financial Group, Inc. Class A	2,140	103,148
Fednat Holding Co.	2,446	15,459
Genworth Financial, Inc. Class A (a)	114,974	385,163
Goosehead Insurance	2,603	225,394
Greenlight Capital Re, Ltd. (a)	6,375	42,904
HCI Group, Inc. (b)	1,095	53,973
Heritage Insurance Holdings, Inc.	5,224	52,867
Horace Mann Educators Corp.	9,460	315,964
Independence Holding Co.	989	37,295
Investors Title Co.	258	33,555
James River Group Holdings Ltd.	867	38,608
MBIA, Inc. (a)	12,059	73,078
National General Holdings Corp.	8,277	279,349
National Western Life Group, Inc.	573	104,727
NI Holdings, Inc. (a)	2,112	35,672
ProAssurance Corp.	12,095	189,166
ProSight Global, Inc. (a)	2,138	24,245
Protective Insurance Corp. Class B	1,960	25,735
RLI Corp.	1,142	95,620
Safety Insurance Group, Inc.	3,295	227,652
Selective Insurance Group, Inc.	13,469	693,519
Selectquote, Inc. (b)	5,392	109,188
State Auto Financial Corp.	3,811	52,439
Stewart Information Services Corp.	6,070	265,441
Third Point Reinsurance Ltd. (a)	18,030	125,309
Tiptree, Inc.	5,600	27,720
Trean Insurance Group, Inc. (a)	2,393	36,493
United Fire Group, Inc.	4,612	93,716
United Insurance Holdings Corp.	4,446	26,943
Universal Insurance Holdings, Inc.	4,677	64,730
Vericity, Inc. (a)	468	4,774
Watford Holdings Ltd. (a)	3,850	88,319
		6,311,850
Mortgage Real Estate Investment Trusts - 2.7%
Anworth Mortgage Asset Corp.	21,356	35,024
Apollo Commercial Real Estate Finance, Inc.	33,829	304,799
Arbor Realty Trust, Inc.	24,203	277,608
Ares Commercial Real Estate Corp.	7,086	64,766
Arlington Asset Investment Corp.	7,720	21,925
Armour Residential REIT, Inc.	14,729	140,073
Blackstone Mortgage Trust, Inc.	31,358	688,935
Broadmark Realty Capital, Inc.	29,443	290,308
Capstead Mortgage Corp.	21,669	121,780
Cherry Hill Mortgage Investment Corp.	3,312	29,742
Chimera Investment Corp.	43,434	356,159
Colony NorthStar Credit Real Estate, Inc.	19,018	93,378
Dynex Capital, Inc.	5,186	78,879
Ellington Financial LLC	9,534	116,887
Ellington Residential Mortgage REIT	2,171	24,098
Granite Point Mortgage Trust, Inc.	12,264	86,952
Great Ajax Corp.	4,748	39,361
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	15,798	667,781
Invesco Mortgage Capital, Inc.	40,935	110,934
KKR Real Estate Finance Trust, Inc.	6,691	110,602
Ladder Capital Corp. Class A	24,023	171,044
MFA Financial, Inc.	103,166	276,485
New York Mortgage Trust, Inc.	85,365	217,681
Orchid Island Capital, Inc.	15,439	77,349
PennyMac Mortgage Investment Trust	22,678	364,435
Redwood Trust, Inc.	26,136	196,543
TPG RE Finance Trust, Inc.	13,345	112,899
Two Harbors Investment Corp.	62,144	316,313
Western Asset Mortgage Capital Corp.	13,002	26,524
ZAIS Financial Corp.	9,666	108,259
		5,527,523
Thrifts & Mortgage Finance - 3.3%
Axos Financial, Inc. (a)	12,201	284,405
Bogota Financial Corp. (b)	1,318	10,043
Bridgewater Bancshares, Inc. (a)	5,177	49,130
Capitol Federal Financial, Inc.	30,075	278,645
Columbia Financial, Inc. (a)	7,832	86,935
Dime Community Bancshares, Inc.	6,389	72,260
ESSA Bancorp, Inc.	1,991	24,549
Essent Group Ltd.	25,172	931,616
Farmer Mac Class C (non-vtg.)	1,611	102,556
First Defiance Financial Corp.	8,551	133,182
Flagstar Bancorp, Inc.	9,791	290,107
FS Bancorp, Inc.	796	32,636
Greene County Bancorp, Inc.	635	13,773
Hingham Institution for Savings	304	55,936
Home Bancorp, Inc.	1,690	40,814
HomeStreet, Inc.	5,072	130,655
Kearny Financial Corp.	13,344	96,210
Luther Burbank Corp.	3,756	31,363
Merchants Bancorp/IN	2,026	39,932
Meridian Bancorp, Inc. Maryland	10,619	109,907
Meta Financial Group, Inc.	7,684	147,686
MMA Capital Management, LLC (a)	970	21,835
NMI Holdings, Inc. (a)	17,827	317,321
Northfield Bancorp, Inc.	10,814	98,624
Northwest Bancshares, Inc. (b)	26,727	245,888
Oconee Federal Financial Corp.	192	4,186
OP Bancorp	2,820	16,130
PCSB Financial Corp.	3,421	41,291
PDL Community Bancorp (a)	1,493	13,168
Pennymac Financial Services, Inc.	8,556	497,275
Pioneer Bancorp, Inc. (a)	2,909	25,832
Provident Bancorp, Inc.	1,948	15,175
Provident Financial Holdings, Inc.	1,281	15,244
Provident Financial Services, Inc.	16,255	198,311
Prudential Bancorp, Inc.	1,821	19,193
Radian Group, Inc.	43,623	637,332
Riverview Bancorp, Inc.	4,867	20,198
Security National Financial Corp. Class A	2,055	13,152
Southern Missouri Bancorp, Inc.	1,741	41,053
Standard AVB Financial Corp.	933	30,462
Sterling Bancorp, Inc.	3,571	10,749
Territorial Bancorp, Inc.	1,741	35,220
Timberland Bancorp, Inc.	1,704	30,672
Trustco Bank Corp., New York	21,852	114,067
Walker & Dunlop, Inc.	5,912	313,336
Washington Federal, Inc.	17,153	357,812
Waterstone Financial, Inc.	4,778	74,011
Westfield Financial, Inc.	5,073	28,561
WMI Holdings Corp. (a)	17,567	392,095
WSFS Financial Corp.	11,517	310,613
		6,901,146

TOTAL FINANCIALS		53,975,260

HEALTH CARE - 6.9%
Biotechnology - 3.1%
Abeona Therapeutics, Inc. (a)	8,661	8,834
ADMA Biologics, Inc. (a)(b)	2,481	5,930
Aduro Biotech, Inc. (a)	2,440	5,929
Adverum Biotechnologies, Inc. (a)	2,690	27,707
Aeglea BioTherapeutics, Inc. (a)	1,367	9,692
Akouos, Inc. (a)	727	16,626
Albireo Pharma, Inc. (a)	961	32,069
Allovir, Inc. (a)(b)	833	22,908
ALX Oncology Holdings, Inc. (a)	471	17,776
AnaptysBio, Inc. (a)	4,825	71,169
Anika Therapeutics, Inc. (a)	3,145	111,302
Annexon, Inc. (a)	733	22,159
Applied Genetic Technologies Corp. (a)	5,262	25,573
Applied Molecular Transport, Inc.	627	19,951
Aptinyx, Inc. (a)	5,789	19,567
Arena Pharmaceuticals, Inc. (a)	12,190	911,690
Assembly Biosciences, Inc. (a)	3,392	55,764
Atara Biotherapeutics, Inc. (a)	4,154	53,836
Atreca, Inc. (a)(b)	427	5,965
AVEO Pharmaceuticals, Inc. (a)	2,083	12,373
Avid Bioservices, Inc. (a)	1,325	10,097
Avidity Biosciences, Inc.	771	21,704
Axcella Health, Inc. (a)	136	628
BeyondSpring, Inc. (a)	179	2,382
BioCryst Pharmaceuticals, Inc. (a)(b)	8,582	29,479
Cabaletta Bio, Inc. (a)	2,823	30,601
Calyxt, Inc. (a)	238	1,307
CASI Pharmaceuticals, Inc. (a)	794	1,215
Catabasis Pharmaceuticals, Inc. (a)	1,483	9,180
Catalyst Biosciences, Inc. (a)	5,395	23,199
Cel-Sci Corp. (a)(b)	1,133	14,446
Cellular Biomedicine Group, Inc. (a)	1,136	20,834
Checkmate Pharmaceuticals, Inc.	278	3,200
Chimerix, Inc. (a)	11,240	27,988
Cidara Therapeutics, Inc. (a)	2,172	6,190
Concert Pharmaceuticals, Inc. (a)	6,378	62,632
Cortexyme, Inc. (a)(b)	207	10,350
Cyclerion Therapeutics, Inc. (a)	4,919	29,908
Cytokinetics, Inc. (a)	1,819	39,381
Dyadic International, Inc. (a)(b)	996	7,540
Dynavax Technologies Corp. (a)(b)	3,745	16,178
Enanta Pharmaceuticals, Inc. (a)	3,905	178,771
Enochian Biosciences, Inc. (a)(b)	3,045	10,901
Epizyme, Inc. (a)(b)	7,565	90,250
Exicure, Inc. (a)	1,327	2,322
FibroGen, Inc. (a)	2,768	113,820
Five Prime Therapeutics, Inc. (a)	5,914	27,796
Forma Therapeutics Holdings, Inc.	791	39,423
G1 Therapeutics, Inc. (a)	4,068	46,985
Generation Bio Co.	610	18,855
Geron Corp. (a)(b)	63,752	110,928
GlycoMimetics, Inc. (a)	8,572	26,316
Gossamer Bio, Inc. (a)(b)	7,468	92,678
Gritstone Oncology, Inc. (a)	6,209	16,454
Hookipa Pharma, Inc. (a)(b)	323	3,059
iBio, Inc. (a)(b)	1,729	3,510
Ideaya Biosciences, Inc. (a)	3,016	37,881
Immunic, Inc. (a)	578	10,733
ImmunoGen, Inc. (a)	22,294	80,258
Inozyme Pharma, Inc. (a)	353	9,280
iTeos Therapeutics, Inc. (a)	541	13,346
Iveric Bio, Inc. (a)	18,201	102,654
Jounce Therapeutics, Inc. (a)	3,862	31,514
Kalvista Pharmaceuticals, Inc. (a)	2,557	32,193
Keros Therapeutics, Inc.	140	5,400
Kezar Life Sciences, Inc. (a)	6,929	33,536
Kindred Biosciences, Inc. (a)	1,824	7,825
Kiniksa Pharmaceuticals Ltd. (a)(b)	449	6,879
Macrogenics, Inc. (a)	7,742	195,021
Magenta Therapeutics, Inc. (a)	792	5,386
Marker Therapeutics, Inc. (a)	1,378	2,067
MEI Pharma, Inc. (a)	3,766	11,750
MeiraGTx Holdings PLC (a)	297	3,932
Mirum Pharmaceuticals, Inc. (a)	726	13,990
Momenta Pharmaceuticals, Inc. (a)	1,661	87,169
Myriad Genetics, Inc. (a)	16,187	211,078
NantKwest, Inc. (a)(b)	1,084	7,518
Natera, Inc. (a)	1,000	72,240
NextCure, Inc. (a)(b)	178	1,566
Nkarta, Inc. (a)(b)	747	22,455
Novavax, Inc. (a)(b)	10,265	1,112,213
Nurix Therapeutics, Inc. (a)	549	19,166
Nymox Pharmaceutical Corp. (a)(b)	1,013	2,492
Opko Health, Inc. (a)(b)	90,863	335,284
Orgenesis, Inc. (a)	3,245	16,355
ORIC Pharmaceuticals, Inc. (a)(b)	105	2,626
Pandion Therapeutics, Inc. (a)	344	3,942
Passage Bio, Inc.	1,163	15,247
PDL BioPharma, Inc. (a)	24,484	77,125
Poseida Therapeutics, Inc. (a)	626	5,553
Precigen, Inc. (a)(b)	2,867	10,035
Precision BioSciences, Inc. (a)	764	4,706
Prothena Corp. PLC (a)	6,947	69,401
Relay Therapeutics, Inc. (a)(b)	1,518	64,652
Rubius Therapeutics, Inc. (a)(b)	6,490	32,515
Savara, Inc. (a)	10,405	11,341
Selecta Biosciences, Inc. (a)	8,394	20,817
Soleno Therapeutics, Inc. (a)	1,657	4,159
Solid Biosciences, Inc. (a)	5,028	10,207
Spectrum Pharmaceuticals, Inc. (a)	32,837	133,975
Spero Therapeutics, Inc. (a)(b)	529	5,904
Sutro Biopharma, Inc. (a)	737	7,407
TCR2 Therapeutics, Inc. (a)	5,438	110,500
TG Therapeutics, Inc. (a)	3,689	98,718
Turning Point Therapeutics, Inc. (a)	499	43,593
UroGen Pharma Ltd. (a)(b)	1,751	33,777
Vanda Pharmaceuticals, Inc. (a)	12,272	118,548
Vaxart, Inc. (a)(b)	1,769	11,764
Vaxcyte, Inc.	870	42,961
VBI Vaccines, Inc. (a)(b)	7,301	20,881
Verastem, Inc. (a)(b)	22,551	27,287
Vericel Corp. (a)	1,302	24,126
Viking Therapeutics, Inc. (a)(b)	13,966	81,282
X4 Pharmaceuticals, Inc. (a)	3,717	25,164
Xbiotech, Inc. (a)	3,305	63,092
Xencor, Inc. (a)	696	26,998
XOMA Corp. (a)(b)	162	3,052
Zentalis Pharmaceuticals, Inc.	212	6,930
ZIOPHARM Oncology, Inc. (a)(b)	15,422	38,863
		6,355,656
Health Care Equipment & Supplies - 0.9%
Acutus Medical, Inc. (a)	484	14,423
Alphatec Holdings, Inc. (a)	1,501	9,967
Angiodynamics, Inc. (a)	8,262	99,640
Aspira Women's Health, Inc. (a)(b)	1,188	3,665
Avanos Medical, Inc. (a)	10,886	361,633
Bovie Medical Corp. (a)	6,621	31,185
Chembio Diagnostics, Inc. (a)(b)	395	1,920
Cryolife, Inc. (a)(b)	1,542	28,481
Fonar Corp. (a)	1,443	30,130
Heska Corp. (a)	1,002	98,988
Inari Medical, Inc.	371	25,606
Inogen, Inc. (a)	1,352	39,208
Integer Holdings Corp. (a)	2,754	162,514
IntriCon Corp. (a)	1,907	23,227
Invacare Corp.	7,742	58,220
LeMaitre Vascular, Inc.	780	25,373
LivaNova PLC (a)	3,269	147,791
Meridian Bioscience, Inc. (a)	1,250	21,225
Milestone Scientific, Inc. (a)(b)	587	816
Misonix, Inc. (a)	1,595	18,709
Natus Medical, Inc. (a)	5,104	87,432
OraSure Technologies, Inc. (a)	6,307	76,756
Orthofix International NV (a)	4,221	131,442
Retractable Technologies, Inc. (a)(b)	495	3,297
Rockwell Medical Technologies, Inc. (a)	992	1,061
RTI Biologics, Inc. (a)	12,924	23,392
Seaspine Holdings Corp. (a)	6,004	85,857
Sientra, Inc. (a)	2,253	7,660
Utah Medical Products, Inc.	173	13,818
Varex Imaging Corp. (a)	8,473	107,777
Venus Concept, Inc. (a)	1,921	4,457
ViewRay, Inc. (a)(b)	16,120	56,420
VolitionRx Ltd. (a)	318	1,021
		1,803,111
Health Care Providers & Services - 1.6%
American Renal Associates Holdings, Inc. (a)	2,102	14,504
Avalon GloboCare Corp. (a)(b)	705	881
BioScrip, Inc. (a)	625	8,356
Brookdale Senior Living, Inc. (a)	41,712	105,948
Community Health Systems, Inc. (a)	19,260	81,277
Covetrus, Inc. (a)	22,424	547,146
Cross Country Healthcare, Inc. (a)	7,327	47,552
Enzo Biochem, Inc. (a)	9,772	20,619
Five Star Senior Living, Inc. (a)	4,214	21,365
Hanger, Inc. (a)	7,524	119,030
Magellan Health Services, Inc. (a)	3,056	231,584
MEDNAX, Inc. (a)	17,012	276,955
National Healthcare Corp.	2,853	177,770
Owens & Minor, Inc.	14,387	361,258
Patterson Companies, Inc.	19,398	467,589
Tenet Healthcare Corp. (a)	21,487	526,646
Tivity Health, Inc. (a)	5,202	72,932
Triple-S Management Corp. (a)	4,713	84,221
		3,165,633
Health Care Technology - 0.4%
Accolade, Inc. (a)(b)	534	20,757
Allscripts Healthcare Solutions, Inc. (a)	35,039	285,217
Computer Programs & Systems, Inc.	2,987	82,471
Evolent Health, Inc. (a)(b)	14,474	179,622
HealthStream, Inc. (a)	5,878	117,971
Nextgen Healthcare, Inc. (a)	12,839	163,569
		849,607
Life Sciences Tools & Services - 0.1%
Fluidigm Corp. (a)(b)	14,870	110,484
Harvard Bioscience, Inc. (a)	8,720	26,247
Nanostring Technologies, Inc. (a)	1,179	52,701
Pacific Biosciences of California, Inc. (a)	4,681	46,201
		235,633
Pharmaceuticals - 0.8%
AcelRx Pharmaceuticals, Inc. (a)	13,484	19,147
Agile Therapeutics, Inc. (a)(b)	1,011	3,073
Akcea Therapeutics, Inc. (a)	2,134	38,711
AMAG Pharmaceuticals, Inc. (a)(b)	7,032	66,101
ANI Pharmaceuticals, Inc. (a)	1,010	28,492
Aytu BioScience, Inc. (a)	5,408	6,436
Cassava Sciences, Inc. (a)(b)	3,498	40,262
CorMedix, Inc. (a)	794	4,788
CymaBay Therapeutics, Inc. (a)	15,835	114,645
Endo International PLC (a)	29,011	95,736
Evofem Biosciences, Inc. (a)(b)	1,592	3,757
Evolus, Inc. (a)	2,881	11,265
Intra-Cellular Therapies, Inc. (a)	9,402	241,255
Lannett Co., Inc. (a)(b)	6,947	42,446
Lyra Therapeutics, Inc.	108	1,207
Mallinckrodt PLC (a)(b)	18,607	18,110
MyoKardia, Inc. (a)	1,447	197,270
NGM Biopharmaceuticals, Inc. (a)	244	3,882
Osmotica Pharmaceuticals PLC (a)	1,014	5,486
Paratek Pharmaceuticals, Inc. (a)	635	3,435
Phibro Animal Health Corp. Class A	248	4,315
Pliant Therapeutics, Inc. (b)	472	10,691
Prestige Brands Holdings, Inc. (a)	7,325	266,777
Revance Therapeutics, Inc. (a)	3,373	84,797
Strongbridge Biopharma PLC (a)	1,473	3,093
Supernus Pharmaceuticals, Inc. (a)	8,659	180,454
TherapeuticsMD, Inc. (a)(b)	8,012	12,659
Theravance Biopharma, Inc. (a)	1,500	22,178
Vyne Therapeutics, Inc. (a)	28,984	48,113
Xeris Pharmaceuticals, Inc. (a)(b)	677	4,015
		1,582,596

TOTAL HEALTH CARE		13,992,236

INDUSTRIALS - 16.7%
Aerospace & Defense - 1.0%
AAR Corp.	7,633	143,500
Astronics Corp. (a)	5,173	39,936
Cubic Corp.	6,369	370,485
Ducommun, Inc. (a)	2,463	81,082
Kaman Corp.	5,617	218,894
Maxar Technologies, Inc.	13,987	348,836
Moog, Inc. Class A	6,790	431,369
National Presto Industries, Inc.	1,093	89,473
Park Aerospace Corp.	4,317	47,142
Parsons Corp. (a)	1,450	48,633
Triumph Group, Inc.	11,660	75,907
Vectrus, Inc. (a)	1,636	62,168
		1,957,425
Air Freight & Logistics - 0.5%
Atlas Air Worldwide Holdings, Inc. (a)	5,511	335,620
Echo Global Logistics, Inc. (a)	6,045	155,780
Forward Air Corp.	2,450	140,581
Hub Group, Inc. Class A (a)	7,469	374,906
Radiant Logistics, Inc. (a)	8,935	45,926
		1,052,813
Airlines - 0.6%
Allegiant Travel Co.	2,621	313,996
Hawaiian Holdings, Inc. (b)	10,276	132,458
Mesa Air Group, Inc. (a)	6,295	18,570
SkyWest, Inc.	11,214	334,850
Spirit Airlines, Inc. (a)(b)	20,295	326,750
		1,126,624
Building Products - 1.1%
American Woodmark Corp. (a)	3,865	303,557
Apogee Enterprises, Inc.	4,893	104,563
Builders FirstSource, Inc. (a)	2,507	81,778
Caesarstone Sdot-Yam Ltd.	4,873	47,755
Cornerstone Building Brands, Inc. (a)	5,939	47,393
Gibraltar Industries, Inc. (a)	5,793	377,356
Griffon Corp.	9,804	191,570
Insteel Industries, Inc.	4,151	77,624
Jeld-Wen Holding, Inc. (a)	15,485	349,961
Patrick Industries, Inc.	298	17,141
PGT, Inc. (a)	8,258	144,680
Quanex Building Products Corp.	7,544	139,111
Resideo Technologies, Inc. (a)	28,269	310,959
Ufp Industries, Inc.	2,179	123,135
		2,316,583
Commercial Services & Supplies - 2.6%
ABM Industries, Inc.	15,299	560,861
ACCO Brands Corp.	20,954	121,533
ADS Waste Holdings, Inc. (a)	1,413	42,715
Brady Corp. Class A	2,719	108,814
BrightView Holdings, Inc. (a)	9,329	106,351
Casella Waste Systems, Inc. Class A (a)	1,417	79,139
CECO Environmental Corp. (a)	7,281	53,078
Cimpress PLC (a)	2,742	206,089
CompX International, Inc. Class A	289	4,321
Covanta Holding Corp.	16,179	125,387
Deluxe Corp.	9,524	245,053
Ennis, Inc.	5,806	101,257
Harsco Corp. (a)	17,886	248,794
Heritage-Crystal Clean, Inc. (a)	3,447	46,017
Herman Miller, Inc.	13,448	405,592
HNI Corp.	9,730	305,327
IBEX Ltd. (a)	779	11,981
Interface, Inc.	10,842	66,353
KAR Auction Services, Inc.	29,390	423,216
Kimball International, Inc. Class B	8,069	85,047
Knoll, Inc.	11,404	137,532
Matthews International Corp. Class A	6,937	155,111
McGrath RentCorp.	2,407	143,433
Montrose Environmental Group, Inc. (a)	1,585	37,755
NL Industries, Inc.	1,771	7,527
PICO Holdings, Inc. (a)	3,528	31,611
Pitney Bowes, Inc.	24,382	129,468
Quad/Graphics, Inc.	7,338	22,234
SP Plus Corp. (a)	5,141	92,281
Steelcase, Inc. Class A	19,632	198,480
Team, Inc. (a)	6,677	36,724
U.S. Ecology, Inc.	7,148	233,525
UniFirst Corp.	3,244	614,316
Viad Corp.	4,537	94,506
VSE Corp.	2,002	61,341
		5,342,769
Construction & Engineering - 2.1%
Aegion Corp. (a)	6,787	95,900
API Group Corp. (a)(c)	31,970	454,933
Arcosa, Inc.	11,094	489,134
Argan, Inc.	3,355	140,608
Comfort Systems U.S.A., Inc.	5,854	301,540
Concrete Pumping Holdings, Inc. (a)	5,922	21,142
Construction Partners, Inc. Class A (a)	3,274	59,587
Dycom Industries, Inc. (a)(b)	1,976	104,372
EMCOR Group, Inc.	11,312	765,936
Fluor Corp.	32,075	282,581
Granite Construction, Inc.	9,464	166,661
Great Lakes Dredge & Dock Corp. (a)	14,599	138,836
IES Holdings, Inc. (a)	1,225	38,918
MasTec, Inc. (a)(b)	12,049	508,468
MYR Group, Inc. (a)	1,412	52,498
Northwest Pipe Co. (a)	2,197	58,133
NV5 Holdings, Inc. (a)	205	10,818
Primoris Services Corp.	4,724	85,221
Sterling Construction Co., Inc. (a)	5,318	75,303
Tutor Perini Corp. (a)	9,279	103,275
Willscot Mobile Mini Holdings (a)	23,922	399,019
		4,352,883
Electrical Equipment - 0.7%
Allied Motion Technologies, Inc.	198	8,173
American Superconductor Corp. (a)	5,201	75,310
AZZ, Inc.	5,883	200,728
Bloom Energy Corp. Class A (a)(b)	1,188	21,348
Encore Wire Corp.	4,621	214,507
EnerSys	8,815	591,663
FuelCell Energy, Inc. (a)(b)	16,591	35,505
LSI Industries, Inc.	5,969	40,291
Powell Industries, Inc.	2,046	49,370
Preformed Line Products Co.	672	32,740
Thermon Group Holdings, Inc. (a)	7,324	82,249
Ultralife Corp. (a)	1,946	11,481
		1,363,365
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	7,530	162,046
Machinery - 4.3%
Alamo Group, Inc.	420	45,373
Albany International Corp. Class A	1,223	60,551
Altra Industrial Motion Corp.	14,753	545,418
Astec Industries, Inc.	5,140	278,845
Barnes Group, Inc.	10,658	380,917
Blue Bird Corp. (a)	2,007	24,405
Chart Industries, Inc. (a)	8,245	579,376
CIRCOR International, Inc. (a)	4,552	124,497
Columbus McKinnon Corp. (NY Shares)	5,243	173,543
Douglas Dynamics, Inc.	346	11,833
Eastern Co.	1,217	23,756
Enerpac Tool Group Corp. Class A	7,662	144,122
EnPro Industries, Inc.	4,680	263,999
ESCO Technologies, Inc.	457	36,816
ExOne Co. (a)(b)	688	8,407
Federal Signal Corp.	1,067	31,210
Franklin Electric Co., Inc.	747	43,946
Gencor Industries, Inc. (a)	1,824	20,119
Gorman-Rupp Co.	3,391	99,899
Graham Corp.	2,055	26,242
Greenbrier Companies, Inc. (b)	7,321	215,237
Helios Technologies, Inc.	3,961	144,180
Hillenbrand, Inc.	16,873	478,518
Hurco Companies, Inc.	1,337	37,971
Hyster-Yale Materials Handling Class A	2,169	80,578
Kennametal, Inc. (b)	18,943	548,210
L.B. Foster Co. Class A (a)	2,259	30,316
Luxfer Holdings PLC sponsored	6,177	77,521
Lydall, Inc. (a)	3,848	63,646
Manitowoc Co., Inc. (a)	7,693	64,698
Mayville Engineering Co., Inc. (a)	1,493	13,721
Meritor, Inc. (a)	3,662	76,682
Miller Industries, Inc.	2,496	76,303
Mueller Industries, Inc.	12,641	342,065
Mueller Water Products, Inc. Class A	33,483	347,888
Navistar International Corp. (a)	11,392	496,008
NN, Inc.	9,582	49,443
Park-Ohio Holdings Corp.	1,850	29,730
REV Group, Inc.	5,407	42,661
Rexnord Corp.	25,608	764,143
SPX Corp. (a)	2,558	118,640
SPX Flow, Inc. (a)	9,729	416,596
Standex International Corp.	2,768	163,866
Terex Corp.	15,295	296,111
TriMas Corp. (a)	9,774	222,847
Wabash National Corp.	11,963	143,077
Watts Water Technologies, Inc. Class A	3,474	347,921
Welbilt, Inc. (a)	21,193	130,549
		8,742,400
Marine - 0.3%
Costamare, Inc.	11,034	66,976
Eagle Bulk Shipping, Inc. (a)	1,480	24,228
Genco Shipping & Trading Ltd.	3,920	27,048
Matson, Inc.	9,744	390,637
Pangaea Logistics Solutions Ltd.	1,835	4,753
Safe Bulkers, Inc. (a)	11,548	11,894
Scorpio Bulkers, Inc.	2,055	29,099
		554,635
Professional Services - 0.9%
Acacia Research Corp. (a)	10,609	36,813
ASGN, Inc. (a)	2,015	128,073
Barrett Business Services, Inc.	1,619	84,900
BG Staffing, Inc.	2,039	17,270
CBIZ, Inc. (a)	9,747	222,914
CRA International, Inc.	434	16,262
GP Strategies Corp. (a)	2,826	27,243
Heidrick & Struggles International, Inc.	4,333	85,143
Huron Consulting Group, Inc. (a)	4,687	184,340
ICF International, Inc.	2,090	128,598
Insperity, Inc.	4,149	271,718
Kelly Services, Inc. Class A (non-vtg.)	7,620	129,845
Korn Ferry	12,770	370,330
MISTRAS Group, Inc. (a)	4,027	15,746
Resources Connection, Inc.	6,832	78,910
TrueBlue, Inc. (a)	7,994	123,827
Willdan Group, Inc.(a)	732	18,673
		1,940,605
Road & Rail - 0.3%
ArcBest Corp.	5,735	178,129
Covenant Transport Group, Inc. Class A (a)	2,687	46,996
Heartland Express, Inc.	10,951	203,689
Hertz Global Holdings, Inc. (a)(b)	35,844	39,787
Marten Transport Ltd.	7,014	114,468
P.A.M. Transportation Services, Inc. (a)	335	12,596
U.S. Xpress Enterprises, Inc. (a)	5,201	42,960
Universal Logistics Holdings, Inc.	541	11,285
Werner Enterprises, Inc.	1,600	67,184
		717,094
Trading Companies & Distributors - 2.2%
Alta Equipment Group, Inc. (a)	3,779	29,590
Applied Industrial Technologies, Inc.	5,358	295,226
Beacon Roofing Supply, Inc. (a)	12,466	387,319
BMC Stock Holdings, Inc. (a)	15,398	659,496
CAI International, Inc.	3,024	83,251
DXP Enterprises, Inc. (a)	3,744	60,391
Foundation Building Materials, Inc. (a)	3,696	58,101
GATX Corp. (b)	7,907	504,071
General Finance Corp. (a)	2,304	14,584
GMS, Inc. (a)	9,542	229,962
H&E Equipment Services, Inc.	7,320	143,911
Herc Holdings, Inc. (a)	5,256	208,190
Lawson Products, Inc. (a)	382	15,673
MRC Global, Inc. (a)	17,826	76,295
Nesco Holdings, Inc. Class A (a)	2,908	12,068
Now, Inc. (a)	24,921	113,141
Rush Enterprises, Inc.:
Class A	6,218	314,258
Class B	1,049	46,471
Systemax, Inc.	910	21,785
Textainer Group Holdings Ltd. (a)	11,772	166,692
Titan Machinery, Inc. (a)	4,428	58,582
Triton International Ltd.	11,414	464,207
Veritiv Corp. (a)	2,954	37,398
WESCO International, Inc. (a)	11,211	493,508
Willis Lease Finance Corp. (a)	627	11,568
		4,505,738

TOTAL INDUSTRIALS		34,134,980

INFORMATION TECHNOLOGY - 5.9%
Communications Equipment - 0.8%
ADTRAN, Inc.	10,918	111,964
Applied Optoelectronics, Inc. (a)(b)	4,961	55,811
CalAmp Corp. (a)	2,554	18,363
Comtech Telecommunications Corp.	5,487	76,818
Digi International, Inc. (a)	6,491	101,454
Dzs, Inc. (a)	2,698	25,280
Harmonic, Inc. (a)	21,581	120,422
Infinera Corp. (a)(b)	18,044	111,151
InterDigital, Inc.	4,792	273,432
KVH Industries, Inc. (a)	3,871	34,878
NETGEAR, Inc. (a)	6,719	207,080
NetScout Systems, Inc. (a)	15,877	346,595
PC-Tel, Inc.	3,974	22,493
Plantronics, Inc.	5,194	61,497
Sonus Networks, Inc. (a)	15,574	60,271
		1,627,509
Electronic Equipment & Components - 1.9%
Arlo Technologies, Inc. (a)	18,009	94,727
Bel Fuse, Inc. Class B (non-vtg.)	2,250	24,030
Belden, Inc.	10,030	312,134
Benchmark Electronics, Inc.	8,214	165,512
CTS Corp.	7,282	160,422
Daktronics, Inc.	7,792	30,856
ePlus, Inc. (a)	504	36,893
FARO Technologies, Inc. (a)	279	17,013
Fitbit, Inc. (a)	18,298	127,354
II-VI, Inc. (a)(b)	2,776	112,595
Insight Enterprises, Inc. (a)	5,765	326,184
Kimball Electronics, Inc. (a)	5,389	62,297
Knowles Corp. (a)	20,250	301,725
Methode Electronics, Inc. Class A	6,911	196,964
MTS Systems Corp.	4,327	82,689
PC Connection, Inc.	2,360	96,902
Plexus Corp. (a)	1,243	87,793
Powerfleet, Inc. (a)	6,387	35,959
Rogers Corp. (a)	3,511	344,289
Sanmina Corp. (a)	15,251	412,540
ScanSource, Inc. (a)	5,655	112,139
TTM Technologies, Inc. (a)	22,740	259,463
Vishay Intertechnology, Inc.	30,439	473,935
Vishay Precision Group, Inc. (a)	2,849	72,137
		3,946,552
IT Services - 0.9%
Cardtronics PLC (a)	2,251	44,570
Conduent, Inc. (a)	37,677	119,813
Hackett Group, Inc.	796	8,899
Information Services Group, Inc. (a)	7,856	16,576
KBR, Inc.	28,483	636,880
Liveramp Holdings, Inc. (a)	2,813	145,629
ManTech International Corp. Class A	3,594	247,555
MoneyGram International, Inc. (a)	14,439	40,790
Perspecta, Inc.	5,466	106,314
PFSweb, Inc. (a)	1,187	7,941
Rackspace Technology, Inc. (a)(b)	1,467	28,298
ServiceSource International, Inc. (a)	19,636	28,865
StarTek, Inc. (a)	3,969	20,837
Sykes Enterprises, Inc. (a)	8,370	286,338
Unisys Corp. (a)	12,883	137,462
		1,876,767
Semiconductors & Semiconductor Equipment - 1.2%
Alpha & Omega Semiconductor Ltd. (a)	4,727	60,600
Ambarella, Inc. (a)	5,251	273,997
Amkor Technology, Inc. (a)	18,985	212,632
Axcelis Technologies, Inc. (a)	667	14,674
AXT, Inc. (a)	9,090	55,631
Cohu, Inc.	8,788	150,978
Diodes, Inc. (a)	8,015	452,447
DSP Group, Inc. (a)	440	5,799
GSI Technology, Inc. (a)	3,518	19,842
Maxeon Solar Technologies Ltd. (a)(b)	737	12,500
MaxLinear, Inc. Class A (a)	6,217	144,483
NeoPhotonics Corp. (a)	3,505	21,345
NVE Corp.	107	5,252
Onto Innovation, Inc. (a)	8,197	244,107
PDF Solutions, Inc. (a)	505	9,449
Photronics, Inc. (a)	14,379	143,215
Pixelworks, Inc. (a)	740	1,517
Rambus, Inc. (a)	25,778	352,901
SMART Global Holdings, Inc. (a)	232	6,343
SunPower Corp. (a)(b)	5,333	66,716
Synaptics, Inc. (a)	458	36,832
Veeco Instruments, Inc. (a)	11,153	130,156
		2,421,416
Software - 0.9%
Asure Software, Inc. (a)(b)	3,346	25,262
Cerence, Inc. (a)(b)	8,423	411,632
Cloudera, Inc. (a)	24,253	264,115
Digimarc Corp. (a)	200	4,466
Ebix, Inc. (b)	2,727	56,176
eGain Communications Corp. (a)	3,241	45,925
GTY Govtech, Inc. (a)(b)	9,703	25,713
MicroStrategy, Inc. Class A (a)	655	98,617
Park City Group, Inc. (a)	2,326	11,467
SeaChange International, Inc. (a)	7,919	6,893
SecureWorks Corp. (a)	2,038	23,213
Synchronoss Technologies, Inc. (a)	9,176	27,620
TeleNav, Inc. (a)	5,026	18,094
Verint Systems, Inc. (a)	8,174	393,823
VirnetX Holding Corp. (b)	7,079	37,306
Xperi Holding Corp.	22,900	263,121
		1,713,443
Technology Hardware, Storage & Peripherals - 0.2%
3D Systems Corp. (a)(b)	27,117	133,144
Diebold Nixdorf, Inc. (a)(b)	9,536	72,855
Eastman Kodak Co. (a)(b)	3,598	31,734
Immersion Corp. (a)	1,119	7,889
Intevac, Inc. (a)	4,146	22,844
Quantum Corp. (a)	5,338	24,555
Super Micro Computer, Inc. (a)	7,291	192,482
		485,503

TOTAL INFORMATION TECHNOLOGY		12,071,190

MATERIALS - 5.6%
Chemicals - 1.8%
Advanced Emissions Solutions, Inc.	3,339	13,556
AdvanSix, Inc. (a)	6,119	78,813
AgroFresh Solutions, Inc. (a)	6,516	15,834
American Vanguard Corp.	5,318	69,879
Amyris, Inc. (a)(b)	21,967	64,144
Balchem Corp.	596	58,187
Ferro Corp. (a)	4,730	58,652
FutureFuel Corp.	5,846	66,469
GCP Applied Technologies, Inc. (a)	2,488	52,124
H.B. Fuller Co.	4,141	189,575
Hawkins, Inc.	1,045	48,175
Innospec, Inc.	1,047	66,296
Intrepid Potash, Inc. (a)	2,196	18,534
Koppers Holdings, Inc. (a)	1,876	39,227
Kraton Performance Polymers, Inc. (a)	7,090	126,344
Kronos Worldwide, Inc.	5,120	65,843
Livent Corp. (a)(b)	33,533	300,791
Marrone Bio Innovations, Inc. (a)	1,277	1,558
Minerals Technologies, Inc.	7,763	396,689
Orion Engineered Carbons SA	6,122	76,586
PolyOne Corp.	20,817	550,818
PQ Group Holdings, Inc. (a)	7,301	74,908
Rayonier Advanced Materials, Inc. (a)	13,959	44,669
Sensient Technologies Corp.	5,702	329,233
Stepan Co.	4,524	493,116
Trecora Resources (a)	5,196	31,903
Tredegar Corp.	5,927	88,134
Trinseo SA	5,972	153,122
Tronox Holdings PLC	13,484	106,119
		3,679,298
Construction Materials - 0.3%
Summit Materials, Inc. (a)	26,155	432,604
U.S. Concrete, Inc. (a)	3,661	106,315
United States Lime & Minerals, Inc.	442	39,824
		578,743
Containers & Packaging - 0.3%
Greif, Inc.:
Class A	5,963	215,920
Class B	1,268	50,061
Myers Industries, Inc.	5,208	68,902
O-I Glass, Inc.	7,961	84,307
Ranpak Holdings Corp. (A Shares) (a)	6,589	62,727
UFP Technologies, Inc. (a)	1,467	60,763
		542,680
Metals & Mining - 2.6%
Alcoa Corp. (a)	42,733	496,985
Allegheny Technologies, Inc. (a)	28,953	252,470
Arconic Rolled Products Corp. (a)	22,715	432,721
Caledonia Mining Corp. PLC	1,823	30,973
Carpenter Technology Corp.	10,712	194,530
Century Aluminum Co. (a)	11,681	83,169
Cleveland-Cliffs, Inc.	90,150	578,763
Coeur d'Alene Mines Corp. (a)	55,335	408,372
Commercial Metals Co.	27,156	542,577
Gold Resource Corp.	15,116	51,546
Haynes International, Inc.	2,787	47,630
Hecla Mining Co.	119,464	606,877
Kaiser Aluminum Corp.	3,558	190,673
Materion Corp.	3,199	166,444
Novagold Resources, Inc. (a)	3,735	44,487
Olympic Steel, Inc.	1,971	22,391
Ryerson Holding Corp. (a)	3,457	19,809
Schnitzer Steel Industries, Inc. Class A	5,814	111,803
SunCoke Energy, Inc.	18,695	63,937
TimkenSteel Corp. (a)	9,921	35,220
United States Steel Corp.	49,963	366,728
Warrior Metropolitan Coal, Inc.	11,695	199,751
Worthington Industries, Inc.	8,323	339,412
		5,287,268
Paper & Forest Products - 0.6%
Boise Cascade Co.	7,476	298,442
Clearwater Paper Corp. (a)	3,688	139,923
Domtar Corp.	12,529	329,137
Neenah, Inc.	3,777	141,524
P.H. Glatfelter Co.	9,905	136,392
Schweitzer-Mauduit International, Inc.	7,106	215,951
Verso Corp.	6,890	54,362
		1,315,731

TOTAL MATERIALS		11,403,720

REAL ESTATE - 9.8%
Equity Real Estate Investment Trusts (REITs) - 9.0%
Acadia Realty Trust (SBI)	19,459	204,320
Agree Realty Corp.	12,335	784,999
Alexander & Baldwin, Inc.	16,670	186,871
Alexanders, Inc.	44	10,790
Alpine Income Property Trust, Inc.	1,609	25,020
American Assets Trust, Inc.	11,744	282,913
American Finance Trust, Inc.	25,354	158,970
Armada Hoffler Properties, Inc.	13,335	123,482
Bluerock Residential Growth (REIT), Inc.	3,881	29,418
BRT Realty Trust	2,343	27,601
CareTrust (REIT), Inc.	19,054	339,066
CatchMark Timber Trust, Inc.	10,175	90,863
Chatham Lodging Trust	10,618	80,909
City Office REIT, Inc.	10,033	75,448
Clipper Realty, Inc.	1,007	6,092
Colony Capital, Inc.	109,850	299,891
Columbia Property Trust, Inc.	26,201	285,853
CoreCivic, Inc.	27,585	220,680
CorEnergy Infrastructure Trust, Inc.	3,213	18,764
CorePoint Lodging, Inc.	9,126	49,737
DiamondRock Hospitality Co.	45,410	230,229
Diversified Healthcare Trust (SBI)	54,031	190,189
EastGroup Properties, Inc.	534	69,062
Essential Properties Realty Trust, Inc.	21,285	389,941
Farmland Partners, Inc.	6,379	42,484
Franklin Street Properties Corp.	23,831	87,221
Front Yard Residential Corp. Class B	11,642	101,751
Getty Realty Corp.	8,040	209,120
Gladstone Commercial Corp.	6,399	107,823
Gladstone Land Corp.	2,889	43,393
Global Medical REIT, Inc.	10,199	137,687
Global Net Lease, Inc.	20,954	333,169
Government Properties Income Trust	11,127	230,551
Healthcare Realty Trust, Inc.	31,068	935,768
Hersha Hospitality Trust	7,905	43,794
Hospitality Properties Trust (SBI)	37,498	298,109
Independence Realty Trust, Inc.	22,153	256,753
Industrial Logistics Properties Trust	15,270	333,955
Investors Real Estate Trust	2,969	193,490
iStar Financial, Inc.	16,800	198,408
Jernigan Capital, Inc.	5,319	91,168
Kite Realty Group Trust	19,006	220,089
Lexington Corporate Properties Trust	63,096	659,353
LTC Properties, Inc.	5,736	199,957
Mack-Cali Realty Corp.	20,024	252,703
Monmouth Real Estate Investment Corp. Class A	3,243	44,916
National Health Investors, Inc.	6,696	403,568
NETSTREIT Corp. (a)	2,593	47,348
New Senior Investment Group, Inc.	18,773	75,092
NexPoint Residential Trust, Inc.	4,261	188,975
One Liberty Properties, Inc.	3,819	62,479
Pebblebrook Hotel Trust	29,727	372,479
Physicians Realty Trust	48,330	865,590
Piedmont Office Realty Trust, Inc. Class A	29,366	398,497
Potlatch Corp.	15,083	634,994
Preferred Apartment Communities, Inc. Class A	11,161	60,269
QTS Realty Trust, Inc. Class A	882	55,584
Ramco-Gershenson Properties Trust (SBI)	18,394	100,063
Retail Opportunity Investments Corp.	26,887	280,028
Retail Properties America, Inc.	49,138	285,492
Retail Value, Inc.	3,815	47,955
RLJ Lodging Trust	37,568	325,339
Ryman Hospitality Properties, Inc.	1,555	57,224
Sabra Health Care REIT, Inc.	47,077	648,956
Safety Income and Growth, Inc.	1,855	115,196
Saul Centers, Inc.	457	12,147
Seritage Growth Properties (a)(b)	7,828	105,287
SITE Centers Corp.	35,165	253,188
Stag Industrial, Inc.	31,963	974,552
Summit Hotel Properties, Inc.	23,502	121,740
Sunstone Hotel Investors, Inc.	49,273	391,228
Tanger Factory Outlet Centers, Inc. (b)	20,837	125,647
Terreno Realty Corp.	8,946	489,883
The GEO Group, Inc.	27,080	307,087
The Macerich Co. (b)	34,170	232,014
UMH Properties, Inc.	2,109	28,556
Universal Health Realty Income Trust (SBI)	421	23,993
Urban Edge Properties	26,816	260,652
Urstadt Biddle Properties, Inc. Class A	7,066	65,007
Washington REIT (SBI)	19,016	382,792
Whitestone REIT Class B	9,463	56,778
Xenia Hotels & Resorts, Inc.	25,952	227,859
		18,286,308
Real Estate Management & Development - 0.8%
Altisource Portfolio Solutions SA (a)(b)	934	11,834
American Realty Investments, Inc. (a)	136	1,234
CTO Realty Growth, Inc.	1,064	46,922
Cushman & Wakefield PLC (a)	16,671	175,212
Fathom Holdings, Inc. (a)	771	12,136
Forestar Group, Inc. (a)	3,896	68,959
FRP Holdings, Inc. (a)	1,477	61,547
Griffin Industrial Realty, Inc.	195	10,423
Kennedy-Wilson Holdings, Inc.	27,687	402,015
Marcus & Millichap, Inc. (a)	4,820	132,646
Maui Land & Pineapple, Inc. (a)	579	6,265
Newmark Group, Inc.	32,584	140,763
RE/MAX Holdings, Inc.	4,119	134,815
Realogy Holdings Corp.	26,189	247,224
Stratus Properties, Inc. (a)	1,269	27,360
Tejon Ranch Co. (a)	4,939	69,887
The RMR Group, Inc.	365	10,027
The St. Joe Co. (a)(b)	3,823	78,868
Transcontinental Realty Investors, Inc. (a)	330	8,227
		1,646,364

TOTAL REAL ESTATE		19,932,672

UTILITIES - 5.0%
Electric Utilities - 1.3%
Allete, Inc.	11,859	613,585
MGE Energy, Inc.	6,089	381,537
Otter Tail Corp.	6,143	222,192
PNM Resources, Inc.	18,156	750,387
Portland General Electric Co.	20,506	727,963
		2,695,664
Gas Utilities - 1.6%
Brookfield Infrastructure Corp. Class A	3,802	210,723
Chesapeake Utilities Corp.	243	20,485
New Jersey Resources Corp.	21,761	587,982
Northwest Natural Holding Co.	6,240	283,234
ONE Gas, Inc.	10,588	730,678
RGC Resources, Inc.	922	21,621
South Jersey Industries, Inc.	9,538	183,797
Southwest Gas Holdings, Inc.	11,706	738,649
Spire, Inc.	11,438	608,502
		3,385,671
Independent Power and Renewable Electricity Producers - 0.9%
Atlantic Power Corp. (a)	19,613	38,442
Brookfield Renewable Corp. (b)	14,284	837,042
Clearway Energy, Inc.:
Class A	4,499	111,125
Class C	16,535	445,784
Sunnova Energy International, Inc. (a)	10,713	325,782
		1,758,175
Multi-Utilities - 1.0%
Avista Corp.	15,352	523,810
Black Hills Corp.	14,363	768,277
NorthWestern Energy Corp.	11,588	563,640
Unitil Corp.	3,349	129,405
		1,985,132
Water Utilities - 0.2%
Artesian Resources Corp. Class A	1,722	59,357
Cadiz, Inc. (a)(b)	2,439	24,219
California Water Service Group	872	37,888
Consolidated Water Co., Inc.	3,276	34,103
SJW Corp.	2,834	172,477
		328,044

TOTAL UTILITIES		10,152,686

TOTAL COMMON STOCKS
(Cost $198,671,133)		203,040,657

Money Market Funds - 6.0%
Fidelity Cash Central Fund 0.10% (d)	884,246	884,423
Fidelity Securities Lending Cash Central Fund 0.10% (d)(e)	11,353,480	11,354,615
TOTAL MONEY MARKET FUNDS
(Cost $12,239,038)		12,239,038
TOTAL INVESTMENT IN SECURITIES - 105.4%
(Cost $210,910,171)		215,279,695
NET OTHER ASSETS (LIABILITIES) - (5.4)%(f)		(11,002,782)
NET ASSETS - 100%		$204,276,913

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	5	Dec. 2020	$376,100	$15,335	$15,335

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $454,933 or 0.2% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

 (f) Includes $87,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$558
Fidelity Securities Lending Cash Central Fund	23,188
Total	$23,746

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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